Related Party Transactions (Detail Textuals)	1 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2015 USD ($)	Jun. 30, 2014 USD ($) shares	Mar. 31, 2016 USD ($)	Sep. 30, 2015 USD ($) Director shares	Sep. 30, 2014 USD ($) shares
Related Party Transaction [Line Items]
Loan from director			$ 783,374
Accrued interest				$ 353,728
Issuance of stockholder notes					$ 4,410,250
CEO
Related Party Transaction [Line Items]
Non interest bearing advances				783,707	666,110
Repayment of advances				395,257	$ 550,000
Accrued compensation payments				$ 117,506
Director
Related Party Transaction [Line Items]
Loan from director	$ 1,000,000
Interest rate	24.00%			4.00%
Accrued interest	$ 128,219
Number of directors | Director				3
Cash payments				$ 650,000
Issuance of stockholder notes				$ 1,850,000
Percentage of increase in interest rate				6.00%
Director | Series A redeemable preferred stock
Related Party Transaction [Line Items]
Repurchase of shares | shares				1,250	1,250
Accrued dividends				$ 326,354	$ 326,354
Director | Restricted stock units
Related Party Transaction [Line Items]
Interest rate		0.00%
Repurchased for stockholder notes | shares		115,942
Amount of stockholder notes repurchased		$ 200,000